NET FINANCIAL COSTS (INCOME)	12 Months Ended
Dec. 31, 2025
NET FINANCIAL COSTS (INCOME)
NET FINANCIAL COSTS (INCOME)

21.NET FINANCIAL COSTS (INCOME)

		For the years ended
	December 31, 2025	December 31, 2024
	$	$
Foreign exchange loss (gain)	(1,541)	2,670
Interest income	(3,038)	(3,611)
Interest expense on lease liabilities	9	14
Change in fair value - Listed shares	(125)	750
Change in fair value - Embedded derivative and deferred amount amortization	(286)	-
Change in fair value - Derivative warrant liability	64,723	(24,900)
Interest and accretion on borrowings and notes	1,500	4,132
Loss on convertible notes settlement	-	7,548
Gain on Derivative warrant liability settlement	(16,151)	-
Net financial costs (income)	45,091	(13,397)